SHARE CAPITAL AND CAPITAL IN EXCESS OF PAR VALUE: (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Changes in share capital and capital in excess of par value
Balance at the beginning of the period (in shares)	(73)
Stock dividend rate (as a percent)	3.00%	3.00%	3.00%
Balance at the end of the period (in shares)	(76)	(73)
Total Number of Shares Purchased	752	944	708
Average Price Paid Per Share (in dollars per share)	$ 30.73	$ 25.16	$ 25.64
Common Stock
Changes in share capital and capital in excess of par value
Balance at the beginning of the period	$ 25,450	$ 25,333	$ 25,040
Balance at the beginning of the period (in shares)	36,649	36,479	36,057
Issuance of 3% stock dividend	761	753	748
Issuance of 3% stock dividend (in shares)	1,095	1,085	1,077
Conversion of Class B common shares to common shares	13	20	37
Conversion of Class B common shares to common shares (in shares)	19	29	53
Purchase and retirement of common shares	(522)	(656)	(492)
Purchase and retirement of common shares (in shares)	(752)	(944)	(708)
Balance at the end of the period	25,702	25,450	25,333
Balance at the end of the period (in shares)	37,011	36,649	36,479
Class B Common Stock
Changes in share capital and capital in excess of par value
Balance at the beginning of the period	15,018	14,601	14,212
Balance at the beginning of the period (in shares)	21,627	21,025	20,466
Issuance of 3% stock dividend	450	437	426
Issuance of 3% stock dividend (in shares)	648	631	612
Conversion of Class B common shares to common shares	(13)	(20)	(37)
Conversion of Class B common shares to common shares (in shares)	(19)	(29)	(53)
Balance at the end of the period	15,455	15,018	14,601
Balance at the end of the period (in shares)	22,256	21,627	21,025
Treasury Stock
Changes in share capital and capital in excess of par value
Balance at the beginning of the period	(1,992)	(1,992)	(1,992)
Balance at the beginning of the period (in shares)	(73)	(71)	(69)
Issuance of 3% stock dividend (in shares)	(3)	(2)	(2)
Balance at the end of the period	(1,992)	(1,992)	(1,992)
Balance at the end of the period (in shares)	(76)	(73)	(71)
Capital in Excess of Par Value
Changes in share capital and capital in excess of par value
Balance at the beginning of the period	547,576	533,677	505,495
Issuance of 3% stock dividend	47,714	37,046	45,880
Purchase and retirement of common shares	(22,621)	(23,147)	(17,698)
Balance at the end of the period	$ 572,669	$ 547,576	$ 533,677